Related parties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current liabilities	R$ 40,218	R$ 28,272
Current assets	30,448	37,037
Non-current assets	51,431	64,538
Non-current liabilities	58,163	77,581
Sales of products	70,717	77,411	R$ 70,569
Other operating income (expenses), net	1,895	(2,070)	(966)
Financial income (expenses)	(1,038)	(16,654)	(3,400)
General and administrative expenses	(2,615)	(2,639)	(2,472)
Novonor And Subsidiaries And Associates [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	28	73
Current assets		1
Sales of products	4
Purchases of raw materials, finished goods services and utilities	(56)	(72)	(254)
Other operating income (expenses), net	(1)		(11)
Petrobras And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	214	1,477
Current assets	223	18
Non-current assets	23	30
Sales of products	150	120	123
Purchases of raw materials, finished goods services and utilities	(16,151)	(18,339)	(16,185)
Other operating income (expenses), net	28	30	27
Financial income (expenses)	(37)	(1)
Other related parties [member]
IfrsStatementLineItems [Line Items]
Current liabilities	30	56
Current assets	22	100
Non-current assets	34	33
Non-current liabilities	1,037	1,050
Sales of products	478	460	337
Purchases of raw materials, finished goods services and utilities	(666)	(297)	(155)
Other operating income (expenses), net			1
Financial income (expenses)	(23)	(667)	293
General and administrative expenses	(66)	(54)	(64)
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Current liabilities	272	1,606
Current assets	245	119
Non-current assets	57	63
Non-current liabilities	1,037	1,050
Sales of products	632	580	460
Purchases of raw materials, finished goods services and utilities	(16,873)	(18,708)	(16,594)
Other operating income (expenses), net	27	30	17
Financial income (expenses)	(60)	(668)	293
General and administrative expenses	R$ (66)	R$ (54)	R$ (64)